Long-Term Debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Thousands		Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total		$ 638,469	$ 671,690
Less: current installments		50,084	49,684
Less: unamortized deferred loan issuance costs		1,207	1,149
Current portion of long-term debt	[1]	48,877	48,535
Amounts due after one year		588,384	622,006
Less: unamortized deferred loan issuance costs		2,052	2,819
Long-term debt less current installments and unamortized deferred loan issuance costs	[1]	586,332	619,187
220 Million Secured Loan Facility [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Total		184,643	196,429
140 Million Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Total		120,313	126,875
117 Million Loan Facility [Member] | Hilda Knutsen [Member]
Debt Instrument [Line Items]
Total		78,103	81,797
117 Million Loan Facility [Member] | Torill Knutsen [Member]
Debt Instrument [Line Items]
Total		79,337	83,033
172.5 Million Loan Facility [Member] | Dan Cisne Dan Sabia [Member]
Debt Instrument [Line Items]
Total		105,139	109,339
77.5 Million Loan Facility [Member] | Ingrid Knutsen [Member]
Debt Instrument [Line Items]
Total		$ 70,934	$ 74,217

[1]	Effective January 1, 2016, the Partnership implemented ASU 2015-03, Interest - Imputation of Interest (Subtopic 835-30), Simplifying the Presentation of Debt Issuance Costs, which requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability rather than as an asset. The recognition and measurement guidance for debt issuance costs is not affected. Therefore, these costs will continue to be amortized as interest expense using the effective interest method. The new guidance is applied retrospectively for all periods presented. As of September 30, 2016 and December 31, 2015 the carrying amount of the deferred debt issuance cost was $3.3 million and $4.0 million, respectively.